Issued capital and reserves - Narratives (Details)		12 Months Ended
	Jun. 24, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 € / shares	Dec. 31, 2021 € / shares	Dec. 31, 2020 € / shares
Disclosure of classes of share capital [line items]
Reduction of issued capital		$ 0
Par value per share | € / shares			€ 0.01	€ 0.02	€ 0.02
Ordinary shares
Disclosure of classes of share capital [line items]
Reduction of issued capital	$ (2,283,000)
Share premium
Disclosure of classes of share capital [line items]
Reduction of issued capital	(325,180,000)	(327,463,000)
Accumulated deficit
Disclosure of classes of share capital [line items]
Reduction of issued capital	$ 327,463,000	$ 327,463,000